Decommissioning provision (Narrative) (Details) - Decommissioning Provision [Member] $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of other provisions [line items]
Estimated undiscounted amount of decommissioning provision	$ 10.2
Bottom of range [member]
Disclosure of other provisions [line items]
Risk free rate used to discount decommissioning provision	1.60%
Term used to estimate decommissioning provision	1 year
Top of range [member]
Disclosure of other provisions [line items]
Risk free rate used to discount decommissioning provision	7.20%
Term used to estimate decommissioning provision	13 years